Financial Instruments	12 Months Ended
Dec. 31, 2014
Financial Instruments [Abstract]
Financial Instruments

16.       Financial Instruments

The carrying values of temporary cash investments, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair values of long-term bank loans approximate the recorded values, due to their variable interest rates. The fair value of long-term loan receivable from Diana Containerships also approximates its recorded value, due to its variable interest rate.

The Company is exposed to interest rate fluctuations associated with its variable rate borrowings and its objective is to manage the impact of such fluctuations on earnings and cash flows of its borrowings. In May 2009 the Company entered into a five-year zero cost collar agreement (novated in March 2012), with a floor at 1% and a cap at 7.8% of a notional amount of $100,000 to manage its exposure to interest rate changes related to its borrowings. The collar agreement, which was matured on May 27, 2014, was used as an economic hedge agreement and did not meet the criteria for hedge accounting; therefore, the changes in its fair value were recognized in earnings.

As at December 31, 2014 and 2013, the fair value of the swap was $0 and $378, respectively, both separately presented in the accompanying consolidated balance sheets. For 2014, 2013, and 2012, the Company incurred from the swap gain of $68 and loss of $118, and $518, respectively, and is separately presented as Income / (loss) from derivative instruments in the accompanying consolidated statements of operations. The fair value of the collar agreement determined through Level 2 inputs of the fair value hierarchy as defined in ASC 820-10-35-47 Fair Value Measurements and Disclosure, Subsequent Re-measurement of FASB Accounting Standard Codification (ASC), is derived principally from or corroborated by observable market data. Inputs include interest rates, yield curves and other items that allow value to be determined.